Performance Management	Feb. 26, 2026
Miller Convertible Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares during the past ten calendar years. The performance table compares the performance of the Fund’s Class I shares over time to the performance of a broad-based market index: the Bloomberg U.S. Aggregate Bond Index and a supplemental index: the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund offers multiple share classes, which are subject to different fees and expenses that will affect their performance. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares are different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting www.MillerFamilyOfFunds.com or by calling 1-781-416-4000.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares during the past ten calendar years.
Bar Chart [Heading]	Class I Shares Annual Total Return for the Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 15.46% during the quarter ended June 30, 2020, and the lowest return for a quarter was (10.72)% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	15.46%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(10.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class I Shares	One Year	Five Years	Ten Years
Return before taxes	6.34%	2.17%	5.31%
Return after taxes on distributions	4.54%	0.31%	3.53%
Return after taxes on distributions and sale of Fund shares	3.71%	0.86%	3.37%
Class A Shares
Return before taxes	1.84%	0.49%	4.18%
Class C Shares
Return before taxes	5.24%	1.16%	4.27%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index(1)	18.66%	4.67%	11.81%
Bloomberg U.S. Aggregate Bond Index(2)	7.30%	(0.36)%	2.01%

(1)	ICE BofA All Convertibles Exclude Mandatory All Qualities Index tracks the performance of convertible securities in the United States that are not mandatory convertibles. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the Index does not reflect any fees or expenses. An investor cannot invest directly in an index or benchmark.

(2)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities. Unlike the Fund’s returns, an Index does not reflect any fees or expenses. An investor cannot invest directly in an index or benchmark.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares and will vary for other classes of the Fund’s shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index does not reflect any fees or expenses
Performance Table Closing [Text Block]

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares and will vary for other classes of the Fund’s shares.

Performance Availability Website Address [Text]	www.MillerFamilyOfFunds.com
Performance Availability Phone [Text]	1-781-416-4000
Miller Intermediate Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares during the past ten calendar years. The performance table compares the performance of the Fund’s Class I shares over time to the performance of a broad-based market index: the Bloomberg U.S. Aggregate Bond Index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.MillerFamilyOfFunds.com or by calling 1-781-416-4000.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares during the past ten calendar years.
Bar Chart [Heading]	Class I Shares Annual Total Return for the Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 11.64% during the quarter ended June 30, 2020, and the lowest return for a quarter was (10.60)% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter was
Highest Quarterly Return	11.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter was
Lowest Quarterly Return	(10.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class I Shares	One Year	Five Years	Ten Years
Return before taxes	7.10%	3.41%	5.06%
Return after taxes on distributions	5.11%	1.61%	3.39%
Return after taxes on distributions and sale of Fund shares	4.17%	1.81%	3.19%
Bloomberg U.S. Aggregate Bond Index(1)	7.30%	-0.36%	2.01%

(1)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities. Unlike the Fund’s returns, an index does not reflect any fees or expenses. An investor cannot invest directly in an index or benchmark.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Unlike the Fund’s returns, an index does not reflect any fees or expenses. An investor cannot invest directly in an index or benchmark.
Performance Table Closing [Text Block]

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.MillerFamilyOfFunds.com
Performance Availability Phone [Text]	1-781-416-4000
Miller Market Neutral Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class I shares over time to the performance of a broad-based market index: the Bloomberg U.S. Aggregate Bond Index and a supplemental index: the Bloomberg 1-3 Year U.S. Government Index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception
Bar Chart [Heading]	Class I Shares Annual Total Return for the Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 3.78% during the quarter ended September 30, 2024, and the lowest return for a quarter was 1.71% during the quarter ended June 30, 2024

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	3.78%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	1.71%
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class I Shares	One Year	Since Inception (12-29-23)
Return before taxes	10.04%	9.77%
Return after taxes on distributions	7.97%	7.70%
Return after taxes on distributions and sale of Fund shares	6.05%	6.64%
Bloomberg U.S. Aggregate Bond Index(1)	7.30%	4.22%
Bloomberg 1-3 year US Government/Credit Index(2)	5.35%	4.84%

(1)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities. Unlike the Fund’s returns, an index does not reflect any fees or expenses. An investor cannot invest directly in an index or benchmark.

(2)	The Bloomberg 1-3 Year Government/Credit Index measures investment grade, US dollar-denominated, fixed-rate nominal Treasuries, government-related and corporate securities with 1-3 year maturities. Unlike the Fund’s returns, an index does not reflect any fees or expenses. An investor cannot invest directly in an index or benchmark

Index No Deduction for Fees, Expenses, or Taxes [Text]	index does not reflect any fees or expenses
Performance Table Closing [Text Block]

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.